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                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                (the "Company")

                       CALIFORNIA TAX-EXEMPT INCOME FUND

                       Supplement dated January 26, 2000
                      to Prospectus dated August 1, 1999

   The section entitled "Portfolio Managers" on page 15 of the prospectus is hereby amended to reflect that Lois G. Ingham, C.F.A. serves as the sole portfolio manager of the California Tax-Exempt Income Fund.